Related Party Transactions - Key Management Personnel Compensation (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 186,854	$ 178,713	$ 151,095
Post-employment compensation	4,258	2,049	2,067
Share-based payments			6,763
Total key management personnel compensation	$ 191,112	$ 180,762	$ 159,925